Accounts Receivables - Concessions (Details 1) - Power Distribution Service Concession [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 1,442,819	R$ 1,200,708
Transfers from contract assets	451,250	168,072
Transfers to other receivables (assets held for disposal)	(1,287)	(5,048)
Fair value recognition	62,167	79,169
Loss on disposal	(270)	(82)
Ending balance	R$ 1,954,679	R$ 1,442,819